Significant Accounting Policies - Other Receivable and Materials supplies (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017
Other receivable	$ 28,000	$ 28,000
Allowances for excess or obsolete materials and supplies	$ 0
Predecessor
Other receivable		$ 28,000
Allowances for excess or obsolete materials and supplies			$ 11,100